DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments - GBP (£) £ in Millions	Dec. 31, 2019		Dec. 31, 2018
The Group [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	£ 2,623,228		£ 2,920,059
Fair value assets	8,494	[1]	11,293	[2]
Fair value liabilities	9,831		10,911
The Group [member] | Trading And Other [Member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	2,036,941		2,203,629
Fair value assets	7,377		9,810
Fair value liabilities	8,802		9,804
The Group [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	586,287		716,430
Fair value assets	1,117		1,483
Fair value liabilities	1,029		1,107
The Bank [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	2,805,976		3,102,660
Fair value assets	13,638		15,431
Fair value liabilities	14,211		14,546
The Bank [member] | Trading And Other [Member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	2,607,531		2,802,388
Fair value assets	13,431		14,999
Fair value liabilities	13,944		13,231
The Bank [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	198,445		300,272
Fair value assets	207		432
Fair value liabilities	267		1,315
Exchange Rate Contracts [Member] | The Group [member] | Trading And Other [Member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	168,652		183,601
Fair value assets	1,465		3,280
Fair value liabilities	2,643		2,175
Exchange Rate Contracts [Member] | The Bank [member] | Trading And Other [Member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	193,603		211,852
Fair value assets	1,564		3,640
Fair value liabilities	2,880		2,838
Interest Rate Contract [Member] | The Group [member] | Trading And Other [Member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	1,860,405		2,015,135
Fair value assets	5,857		6,439
Fair value liabilities	5,765		7,217
Interest Rate Contract [Member] | The Bank [member] | Trading And Other [Member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	2,408,942		2,582,290
Fair value assets	11,793		11,192
Fair value liabilities	10,867		10,281
Credit Derivatives [member] | The Group [member] | Trading And Other [Member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	7,546		3,330
Fair value assets	39		22
Fair value liabilities	99		31
Equity And Other Contracts [member] | The Group [member] | Trading And Other [Member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	338		1,563
Fair value assets	16		69
Fair value liabilities	295		381
Fair value hedges [member] | The Group [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	160,976		151,461
Fair value assets	704		950
Fair value liabilities	229		216
Fair value hedges [member] | The Bank [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	66,867		153,713
Fair value assets	161		388
Fair value liabilities	213		1,285
Cash flow hedges [member] | The Group [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	425,311		564,969
Fair value assets	413		533
Fair value liabilities	800		891
Cash flow hedges [member] | The Bank [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	131,578		146,559
Fair value assets	46		44
Fair value liabilities	54		30
Spots, Forwards, and Futures [member] | Exchange Rate Contracts [Member] | The Group [member] | Trading And Other [Member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	11,066		22,422
Fair value assets	272		797
Fair value liabilities	142		710
Spots, Forwards, and Futures [member] | Exchange Rate Contracts [Member] | The Bank [member] | Trading And Other [Member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	8,564		19,965
Fair value assets	154		573
Fair value liabilities	123		706
Currency swap contract [member] | Exchange Rate Contracts [Member] | The Group [member] | Trading And Other [Member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	156,224		155,993
Fair value assets	1,184		2,419
Fair value liabilities	2,492		1,401
Currency swap contract [member] | Exchange Rate Contracts [Member] | The Bank [member] | Trading And Other [Member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	183,675		186,701
Fair value assets	1,401		3,003
Fair value liabilities	2,748		2,068
Currency swap contract [member] | Fair value hedges [member] | The Group [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	34		490
Fair value assets	8		3
Fair value liabilities			29
Currency swap contract [member] | Fair value hedges [member] | The Bank [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	34		490
Fair value assets	8		3
Fair value liabilities			29
Currency swap contract [member] | Cash flow hedges [member] | The Group [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	7,593		8,024
Fair value assets	70		175
Fair value liabilities	64		47
Currency swap contract [member] | Cash flow hedges [member] | The Bank [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	1,101		541
Fair value assets	37		15
Fair value liabilities	19		1
Purchased call options [member] | Exchange Rate Contracts [Member] | The Group [member] | Trading And Other [Member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	681		2,596
Fair value assets	9		64
Purchased call options [member] | Exchange Rate Contracts [Member] | The Bank [member] | Trading And Other [Member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	682		2,596
Fair value assets	9		64
Purchased call options [member] | Interest Rate Contract [Member] | The Group [member] | Trading And Other [Member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	4,124		7,982
Fair value assets	77		124
Purchased call options [member] | Interest Rate Contract [Member] | The Bank [member] | Trading And Other [Member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	4,176		8,224
Fair value assets	78		125
Written put options [member] | Exchange Rate Contracts [Member] | The Group [member] | Trading And Other [Member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	681		2,590
Fair value liabilities	9		64
Written put options [member] | Exchange Rate Contracts [Member] | The Bank [member] | Trading And Other [Member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	682		2,590
Fair value liabilities	9		64
Written put options [member] | Interest Rate Contract [Member] | The Group [member] | Trading And Other [Member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	3,682		6,847
Fair value liabilities	78		141
Written put options [member] | Interest Rate Contract [Member] | The Bank [member] | Trading And Other [Member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	3,697		6,856
Fair value liabilities	89		152
Interest rate swap contract [member] | Interest Rate Contract [Member] | The Group [member] | Trading And Other [Member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	1,822,407		1,903,166
Fair value assets	5,779		6,311
Fair value liabilities	5,685		7,071
Interest rate swap contract [member] | Interest Rate Contract [Member] | The Bank [member] | Trading And Other [Member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	2,370,877		2,463,556
Fair value assets	11,714		11,062
Fair value liabilities	10,776		10,123
Interest rate swap contract [member] | Fair value hedges [member] | The Group [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	160,942		150,971
Fair value assets	696		947
Fair value liabilities	229		187
Interest rate swap contract [member] | Cash flow hedges [member] | The Bank [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	130,477		146,018
Fair value assets	9		29
Fair value liabilities	35		29
Forward Rate Agreements [member] | Interest Rate Contract [Member] | The Group [member] | Trading And Other [Member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	30,192		97,140
Fair value assets	1		4
Fair value liabilities	2		5
Forward Rate Agreements [member] | Interest Rate Contract [Member] | The Bank [member] | Trading And Other [Member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	30,192		103,654
Fair value assets	1		5
Fair value liabilities	2		6
Interest Rate Swap [Member] | Fair value hedges [member] | The Bank [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	66,833		153,223
Fair value assets	153		385
Fair value liabilities	213		1,256
Interest Rate Swap [Member] | Cash flow hedges [member] | The Group [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	417,718		556,945
Fair value assets	343		358
Fair value liabilities	736		844
Credit Derivatives [member] | The Bank [member] | Trading And Other [Member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	4,618		6,775
Fair value assets	59		99
Fair value liabilities	182		55
Equity And Other Contracts [member] | The Bank [member] | Trading And Other [Member]
Derivatives, Fair Value [Line Items]
Contract/notional amount	368		1,471
Fair value assets	15		68
Fair value liabilities	£ 15		£ 57

[1]	Credit ratings equal to or better than 'BBB'.
[2]	Other comprises sub-investment grade (2019: 953 million for the Group and 135 million for the Bank; 2018: 1,282 million for the Group and 488 million for the Bank) and not rated (2019: 372 million for the Group and 75 million for the Bank; 2018: 54 million for the Group and 52 million for the Bank).